NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLE – RELATED PARTY (Details Narrative) - USD ($)					12 Months Ended
	Jul. 01, 2024	Jun. 30, 2024	Jun. 26, 2024	Jun. 30, 2022	Jun. 30, 2024	Sep. 30, 2024	Jun. 30, 2023
Short-Term Debt [Line Items]
Notes Payable, Current		$ 2,600,000			$ 2,600,000	$ 2,600,000	$ 2,600,000
Payments to Acquire Real Estate				$ 11,409,500
Debt Instrument, Interest Rate, Stated Percentage			12.00%
Bridge Loan			$ 1,100,000
Debt Instrument, Convertible, Conversion Price			$ 0.30
Convertible Debt, Fair Value Disclosures		2,016,667	$ 2,016,667		2,016,667
Debt Instrument, Unamortized Discount		$ 36,565	$ 1,100,000		$ 36,565
Debt Instrument, Convertible, Remaining Discount Amortization Period		1 year	1 year		1 year
Debt Instrument, Maturity Date		Jun. 19, 2025	Jun. 19, 2025
Convertible Note Payable Related Party		$ 1,100,000			$ 1,100,000	$ 1,100,000
Debt Instrument, Face Amount		1,100,000			1,100,000
Debt Conversion, Converted Instrument, Amount					1,100,000
Debt Instrument, Unamortized Discount, Current		1,100,000			1,100,000
Amortization of Debt Discount (Premium)					36,565
Convertible Notes Payable, Current		1,100,000			1,100,000
Related Party [Member]
Short-Term Debt [Line Items]
Bridge Loan			$ 1,100,000
Convertible Note Payable Related Party		36,565			36,565
Previously Reported [Member]
Short-Term Debt [Line Items]
Convertible Note Payable Related Party		36,565			36,565
Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
Short-Term Debt [Line Items]
Convertible Note Payable Related Party		$ 1,063,435			$ 1,063,435
Amortization of Debt Discount (Premium)	$ 36,565
Increase Decrease In Liabilities	1,063,435
Debt Instrument, Convertible, Beneficial Conversion Feature	1,100,000
Interest Expense, Debt	36,565
Stockholders' Equity, Period Increase (Decrease)	$ 1,100,000
Two Unsecured Demand Promissory Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				0.00%
First Promissory Note [Member]
Short-Term Debt [Line Items]
Unsecured Debt				$ 2,600,000
Second Promissory Note [Member]
Short-Term Debt [Line Items]
Unsecured Debt				$ 280,000